Property, Plant and Equipment (Tables)	12 Months Ended
Apr. 30, 2022
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [Table Text Block]
	Computer	Office	Mining	Office	Total
	equipment	equipment	equipment	improvements
Cost	$	$	$	$	$
Balance - April 30, 2020	5,601	2,111	37,059	-	44,771
Additions	8,830	1,308	29,166	37,404	76,708
Disposal	-	-	-	-	-
Effect of change in exchange rate	32	107	605	-	744
Balance - April 30, 2021	14,463	3,526	66,830	37,404	122,223
Additions	24,829	36,340	75,091	144,218	280,478
Disposal	-	(748)	-	-	(748)
Effect of change in exchange rate	624	755	2,677	3,789	7,845
Balance - April 30, 2022	39,916	39,873	144,598	185,411	409,798

Accumulated depreciation
Balance - April 30, 2020	1,751	633	3,618	-	6,002
Depreciation	3,582	65	11,019	-	14,666
Disposal	-	-	-	-	-
Effect of change in exchange rate	5	32	181	-	218
Balance - April 30, 2021	5,338	730	14,818	-	20,886
Depreciation	9,545	7,237	37,882	28,000	82,664
Disposal	-	-	-	-	-
Effect of change in exchange rate	122	154	599	507	1,382
Balance - April 30, 2022	15,005	8,121	53,299	28,507	104,932

Carrying amounts
As at April 30, 2020	3,850	1,478	33,441	-	38,769
As at April 30, 2021	9,125	2,796	52,012	37,404	101,337
As at April 30, 2022	24,911	31,752	91,299	156,904	304,866